Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 812	$ 1,323
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $1 and $(1) in 2019 and 2018, respectively	4	(1)
Comprehensive income	$ 816	$ 1,322